Employee Benefit Plans - Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Details) $ in Millions	Dec. 31, 2016 USD ($)
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
2017	$ 258
2018	268
2019	251
2020	253
2021	258
2022-2026	1,289
Total pension benefits	2,577
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
2017	12
2018	15
2019	16
2020	15
2021	19
2022-2026	110
Total pension benefits	187
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	13
2018	13
2019	13
2020	13
2021	13
2022-2026	56
Total pension benefits	121
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
2022-2026	1
Total pension benefits	$ 1